PROVISIONS, COMMITMENTS AND CONTINGENCIES - Disclosure of Provisions (Details) € in Millions	6 Months Ended	90 Months Ended
	Jul. 02, 2021 EUR (€)	Jul. 02, 2021 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 237
Acquisition of API	9
Charged/(credited) to profit or loss:
Additional provisions recognised	76
Unused amounts reversed	(9)
Utilised during the period	(102)
Translation	2
Ending balance	213	€ 213
Coal
Charged/(credited) to profit or loss:
Royalty income		50
Coca-Cola Amatil Limited
Charged/(credited) to profit or loss:
Commitments assumed as part of business combination	100	100
Iberia
Charged/(credited) to profit or loss:
Restructuring charge	50
Restructuring Provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	208
Acquisition of API	9
Charged/(credited) to profit or loss:
Additional provisions recognised	73
Unused amounts reversed	(9)
Utilised during the period	(102)
Translation	1
Ending balance	180	180
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	29
Acquisition of API	0
Charged/(credited) to profit or loss:
Additional provisions recognised	3
Unused amounts reversed	0
Utilised during the period	0
Translation	1
Ending balance	€ 33	€ 33